Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Contract Asset [Abstract]
Schedule of contract assets

Contract assets as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Contract assets	1,126,636	782,674
Allowance	(117,716)	(163,383)
Contract assets, net	1,008,920	619,291

Schedule of movement of allowance for contract assets

The following table presents the movement of allowance for contract assets for the years ended December 31, 2024 and 2025:

	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB
Balance at beginning of the year	164,141	117,716
Allowance for contract assets	234,122	246,982
Write-off	(280,547)	(201,315)
Balance at end of the year	117,716	163,383